Commitments and Contingencies (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Summary of future contractual obligations
2013	$ 122,900	$ 205,000
2014	201,200	201,200
2015	100,000	100,000
2016	75,000	75,000
2017	75,000	75,000
Total	574,100	656,200
Research and Development [Member]
Summary of future contractual obligations
2013	43,800	100,000
2014	100,000	100,000
2015	75,000	75,000
2016	75,000	75,000
2017	75,000	75,000
Total	368,800	425,000
Property and Other Leases [Member]
Summary of future contractual obligations
2013	79,100	105,000
2014	101,200	101,200
2015	25,000	25,000
2016
2017
Total	$ 205,300	$ 231,200